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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND

(Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway, Suite 300, Mission Woods, KS	66205
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: July 31

Date of reporting period: July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX		Proxy Voting Records
Fund Name:		Palmer Square Opportunistic Income Fund
Reporting Period:		07/1/2017 to 06/30/2018

Investment Company Report
WALTER INVESTMENT MGMT. CORP
Security	93317WAC6		Meeting Type		Consent
Ticker Symbol			Meeting Date		28-Nov-2017
ISIN	US93317WAC64		Agenda		934701257 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	VOTE ON THE PLAN (FOR = ACCEPT, AGAINST = REJECT)(ABSTAIN VOTES DO NOT COUNT)	Management	For
2.	ELECTS NOT TO GRANT THE RELEASES CONTAINED IN SECTION 10.6(B) OF THE PLAN. (FOR = OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT OUT)	Management	Abstain
U.S. SILICA HOLDINGS, INC
Security	90346E103		Meeting Type		Annual
Ticker Symbol	SLCA		Meeting Date		10-May-2018
ISIN	US90346E1038		Agenda		934749992 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Peter Bernard	Management	For	For
1B.	Election of Director: Diane K. Duren	Management	For	For
1C.	Election of Director: William J. Kacal	Management	For	For
1D.	Election of Director: Charles Shaver	Management	For	For
1E.	Election of Director: Bryan A. Shinn	Management	For	For
1F.	Election of Director: J. Michael Stice	Management	For	For
2.	Ratification of the appointment of Grant Thornton LLP as our Independent Registered Public Accounting Firm for 2018.	Management	For	For
3.	Advisory vote to approve the compensation of our named executive officers, as disclosed in the proxy statement.	Management	For	For
FAIRMOUNT SANTROL HOLDINGS INC.
Security	30555Q108		Meeting Type		Special
Ticker Symbol	FMSA		Meeting Date		25-May-2018
ISIN	US30555Q1085		Agenda		934811856 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to adopt the Agreement and Plan of Merger, dated as of December 11, 2017, by and among Fairmount Santrol Holdings Inc. ("Fairmount Santrol"); SCR-Sibelco NV, a privately-owned Belgian company; Unimin Corporation, a Delaware corporation ("Unimin"); Bison Merger Sub, Inc., a Delaware corporation and direct wholly owned subsidiary of Unimin; and Bison Merger Sub I, LLC, a Delaware limited liability company and direct wholly owned subsidiary of Unimin (the "Merger Agreement").	Management	For	For
2.	A non-binding advisory proposal to approve the compensation that may become payable to Fairmount Santrol's named executive officers in connection with the closing of the transactions contemplated by the Merger Agreement.	Management	For	For
3.	A proposal to adjourn the special meeting, if necessary or appropriate, including to solicit additional proxies, if there are not sufficient votes to approve proposal 1.	Management	For	For
DITECH HOLDING CORPORATION
Security	25501G204		Meeting Type		Annual
Ticker Symbol			Meeting Date		07-Jun-2018
ISIN	US25501G2049		Agenda		934803544 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Thomas F. Marano	Management	For	For
1b.	Election of Director: Thomas G. Miglis	Management	For	For
1c.	Election of Director: Samuel T. Ramsey	Management	For	For
2.	Approval, on a non-binding, advisory basis, of the compensation of our named executive officers for 2017.	Management	For	For
3.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2018.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Palmer Square Opportunistic Income Fund

By (Signature and Title)*		/s/ Christopher D. Long
Christopher D. Long, President
Date	July 20, 2018

*	Print the name and title of each signing officer under his or her signature.